-------------------------------------------
  ANNUAL REPORT
-------------------------------------------

-------------------------------------------
  DECEMBER 31, 1995                                 K-159-Taxable Bond Funds
-------------------------------------------         Front Cover -
                                                          A Logo for the Funds
-------------------------------------------               representing a Roman
  YOUR FOUNDATION FOR INVESTMENT STRENGTH                 column appears on the
-------------------------------------------               page.





                                           The   THE KENT SHORT TERM BOND FUND

                                          Kent   THE KENT INTERMEDIATE BOND FUND

                                    Funds/(R)/   THE KENT INCOME FUND

----------------------------------------
  MESSAGE TO SHAREHOLDERS
----------------------------------------

Dear Kent Fund Shareholder:

     The 1995 annual report to shareholders of The Kent Funds includes a new feature - a "Market Overview" from Kent Fund portfolio managers that explains how and why fixed-income markets performed as they did in 1995. It also explains the strategy followed by the portfolio managers to increase your returns while keeping risk low. In addition, you will continue to find information about the performance of individual funds. Individual fund reports have been streamlined so that they are easier to read and more convenient to use.

     While we have changed the format of our annual report to keep investors better informed, we have not altered our investment goal of providing investors with good value and opportunities for growth with minimal risk.

     This report provides a great deal of information about The Kent Funds, but you may still have questions. Please call us at 1-800-633-KENT (1-800-633-5368). A Kent Funds Specialist is available to assist you. We are always pleased to answer questions from shareholders.

Sincerely,


The Kent Funds

                                        ----------------------------------------
                                                  TAXABLE BOND MARKET OVERVIEW
                                        ----------------------------------------

     Bond prices rebounded strongly in 1995 from the weak levels of 1994. Having made significant investments in long-term bonds when their prices were very attractive, the Kent taxable bond funds made the most of the rally and delivered outstanding returns in 1995.

THE KENT TAXABLE BOND FUNDS

     The sharp rise in interest rates that battered the bond market in 1994 presented value-oriented investors with an outstanding opportunity to purchase fixed-income securities. The Kent taxable bond funds responded by aggressively purchasing longer maturity fixed-income securities late in 1994. These purchases were well timed, as the yield on 30-year Treasury bonds peaked at 8.19% in November 1994. This lengthening of the average maturity served the Funds well in 1995, as the bond market rallied to post one of its best performances ever.

     The Federal Reserve Board (the "Fed") set the stage for the 1995 bond market rally in 1994 by increasing short-term interest rates in an attempt to slow economic growth and achieve a "soft landing" for the economy. In 1995, interest rates reversed direction and declined across the yield curve. The yield on two-year Treasury notes fell from 7.70% at the end of 1994 to 5.15% at the end of 1995. The yield on 10-year Treasury notes also declined dramatically, from 7.83% at the end of 1994 to 5.57% at the end of 1995.


INVESTORS WERE HEARTENED BY THE POSSIBLE PASSAGE OF LEGISLATION TO BALANCE THE FEDERAL BUDGET. WITH INFLATIONARY PRESSURES REMAINING LOW, INVESTORS BELIEVED PASSAGE OF THE LEGISLATION WOULD ALLOW THE FED TO REDUCE INTEREST RATES AGAIN.


     The driving force behind the sharp decline in interest rates was the belief by investors that the economy was slowing and that inflationary pressures would not increase. Interest rates began to decline during the first quarter of 1995 as signs emerged that the hoped-for slowdown in economic activity was taking place. The announcement that growth in the nation's Gross Domestic Product dropped from 5.1% in the fourth quarter of 1994 to 2.7% in the first quarter of 1995 began to convince investors that the Fed would soon have to reduce short-term interest rates to prevent the economy from sliding into a recession.

     The yield on 30-year Treasury bonds fell from its peak of 8.19% in November 1994 to 6.66% in June 1995, as the bond market continued to rally strongly. But the Fed's July lowering of the Federal Funds rate, from 6.00% to 5.75% temporarily halted the rally. Fearing that lower rates could fuel inflationary growth, the bond market reacted negatively and the market sold off. By the end of July, the yield on Treasury bonds rose to almost 7.00%. The increase in bond yields was short lived. Interest rates began falling again in August and continued to fall through the end of the year. The economy grew at a moderate pace and inflation remained subdued during the second half of 1995.

     Investors were heartened by the possible passage of legislation to balance the Federal budget. With inflationary pressures remaining low, investors believed passage of the legislation would allow the Fed to reduce interest rates again. By the end of 1995, the yield on a 30-year Treasury bond had declined to 5.95%.


                                                                           -----
                                                                             1
                                                                           -----

----------------------------------------
  TAXABLE BOND MARKET OVERVIEW
----------------------------------------

INVESTMENT STRATEGIES

     The Kent taxable bond funds began 1995 with average maturities that were much longer than the average maturities of bonds in their respective indexes. Aggressive investing in high-quality issues with longer maturities greatly enhanced the Funds' potential for generating capital gains.

     As interest rates declined during 1995, the real interest rate available in the bond market -- the nominal yield on a bond minus the rate of inflation -- fell from the very high levels seen at the end of 1994. As the chart below reveals, the real yield on 30-year Treasury bonds fell to 4.0% by the end of December 1995. While still attractive from a longer-term perspective, this real yield is almost a full percentage point below the average real yield since 1980 and well below the 5.5% real yield that existed in late 1994. In response to the lower yield, the average maturity of the Funds was reduced.

     During 1995, we increased the weighting of U.S. Government securities in the Kent taxable bond funds and reduced positions in corporate securities. The yield spread -- the additional income an investor receives for purchasing a corporate security, rather than a "risk free" government security -- contracted to an extremely low level by the third quarter of 1995. With yield spreads at historically narrow levels, investors were not being sufficiently compensated for the risks inherent in owning corporate securities. If spreads widen to more attractive levels in 1996, we will selectively increase the Funds' exposure to corporate issues.

--------------------------------------------------------------------------------

Real Long Term Treasury Bond Yields -- January 1, 1956 to December 29, 1995



      Mountain chart representing the Real Long Term Treasury Bond Yields from 1/1/56 through 12/31/95 appears on this page

1956  1.394
      1.866
1957  1.873
      1.288
1958  1.08
      1.685
1959  1.895
      2.1
1960  1.772
      1.59
1961  1.922
      2.455
1962  2.587
      2.62
1963  2.678
      2.868
1964  2.969
      3.025
1965  3.001
      3.154
1966  3.4
      2.8
1967  3.099
      3.555
1968  2.7
      3.3
1969  3.277
      3.413
1970  3.536
      2.304
1971  1.95
      1.428
1972  1.34
      1.37
1973  3.02
      2.87
1974  3.393
      2.22
1975  1.57
      0.96
1976  0.85
      -0.11
1977  -0.1
      0.39
1978  1.2
      1.91
1979  2.29
      5.6
1980  2.71
      4.42
1981  5.78
      7.2
1982  4.83
      2.23
1983  3.36
      4.89
1984  7.52
      6.23
1985  6.93
      5.69
1986  4.26
      4.75
1987  5.67
      6.96
1988  6
      5.87
1989  4.75
      4.57
1990  5.3
      4.49
1991  4.25
      3.55
1992  4.14
      3.85
1993  3.37
      2.86
1994  4.83
      5.51
1995  4.4
      3.95

--------------------------------------------------------------------------------

-----
  2    (2)
-----

                                        ----------------------------------------
                                                             PORTFOLIO REVIEWS
                                        ----------------------------------------

THE KENT SHORT TERM BOND FUND

BY ALLAN J. MEYERS,
PORTFOLIO MANAGER

     The Kent Short Term Bond Fund was able to take full advantage of the decline in interest rates during 1995. Late in 1994, the Fund lengthened the average maturity of its portfolio from 2.2 years to nearly 2.5 years through the purchase of four- and five-year U.S. Treasury notes at yields of 6.80% to 7.50%.

     For the 12 months ended December 31, 1995, the Fund's total returns were 10.53% for Institutional Shares, and 10.30% for Investment Shares before the deduction of sales charges. For the same period, the total return for the Lehman Brothers One- to Three-Year Government Bond Index was 10.86%, the 91-Day Treasury Bill was 5.60% and the Consumer Price Index was 2.50%.

     As interest rates declined, the Fund's average maturity was allowed to decrease, falling to 1.9 years by June 30, 1995. In early July, the Federal Reserve Board reduced the Federal Funds rate from 6.00% to 5.75%. Instead of following the lead of the Federal Funds rate, interest rates increased because of fear that inflation was reviving. Rates on two-year Treasury notes, which were as low as 5.61% in June, increased to over 6.00% in early August. During this period of weakness, the Fund's average maturity was increased to a range of
2.1 to 2.3 years for the balance of 1995. During the bond market weakness in July, the Fund also purchased corporate bonds. While the additional income available from corporate bonds relative to comparable maturity U.S. Treasury securities had been at historically

--------------------------------------------------------------------------------

THE KENT SHORT TERM BOND FUND
DISTRIBUTION OF NET ASSETS
AS OF DECEMBER 31, 1995
-----------------------

      Pie chart representing the investments owned by the Short Term Bond Fund as of 12/31/95 appears on this page
      Corporate Notes and Bonds 32.50%
      Cash Equivalents & Net Other Assets & Liabilities 2.07%
      US Government & Agency Obligations 65.43%

--------------------------------------------------------------------------------

low levels, the temporary increase in yields experienced in July presented an opportunity to enhance income. The corporate issues purchased all mature in 1997 and 1998. They include Household Finance Corp., ATT Capital Corp., Sears
Roebuck & Co., Bank-America Corp., American General Finance Corp. and New England Education Loan Marketing Corporation. Overall, portfolio quality continued to have an average AAA rating, with two-thirds of the portfolio invested in U.S. government securities and one-third in corporate bonds.

OUTLOOK

     With an average maturity of 2.3 years, which is slightly longer than the average maturity of the benchmark index, the Fund is well positioned for 1996. We believe that the prospects are good for further easing of interest rates during the next six months. Any unexpected rise in interest rates would be used as an opportunity for a modest increase in the average maturity of the Fund.

--------------------------------------------------------------------------------

THE KENT SHORT TERM BOND FUND
SEC 30-DAY YIELDS AS OF DECEMBER 31, 1995
-----------------------------------------

                        INVESTMENT CLASS             INSTITUTIONAL CLASS
             -------------------------------------------------------------------
                             4.53%                          4.88%

--------------------------------------------------------------------------------

                                                                      -----
                                                                        3  (1)
                                                                      -----

----------------------------------------
  PORTFOLIO REVIEWS
----------------------------------------

--------------------------------------------------------------------------------

THE KENT SHORT TERM BOND FUND
AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1995
----------------------------------------------

                                 INVESTMENT CLASS*          INSTITUTIONAL CLASS
                                (inception: 12/4/92)        (inception: 11/2/92)
         -----------------------------------------------------------------------
             One Year                 5.85%                        10.53%
          Three Years                 3.35%                         4.79%
         Life of Fund                 3.31%                         4.83%

* Reflects 4.00% sales charge.


GROWTH OF $10,000 INVESTMENT COMPARISON
WITH THE LEHMAN BROTHERS 1 - 3 YEAR GOVERNMENT BOND INDEX, CONSUMER PRICE INDEX,
--------------------------------------------------------------------------------
AND 91-DAY TREASURY BILL
------------------------

Page 4
      A mountain chart comparing the growth of $10,000 invested in institutional and investment shares of the Short Term Bond Fund and the Lehman Brothers 1-3 Year Government Bond Index, the Consumer Price Index and the 91-Day Treasury Bill Municipal Bond Index appears here:

      Institutional Shares
                                          Start         End
          Fund                            $10,000       $11,608
          Lehman Brothers 1-3
          Year Government
          Bond Index                      10,000        11,866
          Consumer Price Index            10,000        10,823
          91 Day US Treasury Bill         10,000        11,355
      Investment Shares
                                          Start         End
          Fund                            $9,600        $11,054
          Lehman Brothers 1-3
          Year Government
          Bond Index                      10,000        11,627
          Consumer Price Index            10,000        10,816
          91 Day US Treasury Bill         10,000        11,328

                           Past performance is no guarantee of future
                           performance. The investment return and principal
                           value will fluctuate so that your shares, when
                           redeemed, may be worth more or less than the original
[GRAPH APPEARS HERE]       cost. Performance for each class will differ based on
                           differences in sales charges and expenses for each class of shares. Return figures and investment values are quoted after deducting class expenses and sales charges (if applicable). Investment class shares are sold with a maximum front-end sales charge of 4.00%.
                           The Fund has begun using the Lehman Brothers One- to Three-Year Government Bond Index as its performance benchmark index because the composition and maturity range of the index is more closely aligned with the Fund.The Lehman Brothers 1- to 3-Year Government
                           Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years. The
                           91-day Treasury Bill return tracks the investment returns paid on U.S. Treasury bills maturing in 91-days. The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of consumer products. Total Returns reflect reinvestment of all dividends and capital gains distributions.

--------------------------------------------------------------------------------

-----
  4  (1)
-----

                                        ----------------------------------------
                                                             PORTFOLIO REVIEWS
                                        ----------------------------------------

THE KENT INTERMEDIATE BOND FUND

BY MITCHELL L. STAPLEY,
PORTFOLIO MANAGER

     The Kent Intermediate Bond Fund was very well positioned for the dramatic decline in interest rates that took place in 1995. Late in 1994, when rising interest rates pushed the yield on 30-year Treasury bonds up to 8.19%, the Fund's average maturity was extended to 6.8 years. That was 66% longer than the 4.1-year average maturity of the Fund's benchmark index -- the Lehman Brothers Government/Corporate Intermediate Bond Index. Benefitting from the sharp decline in interest rates that took place in 1995, the Fund delivered outstanding returns for the year.

     For the 12 months ended December 31, 1995, the Fund's total returns were 16.18% for Institutional Shares, and 15.76% for Investment Shares before the deduction of sales charges. For the same period the total return for the Lehman Brothers Government/Corporate Intermediate Bond Index was 15.30%

     The structure of the Fund played an important role in the Fund's outstanding performance. The Fund started the year with a "barbell" structure, where the Fund had large holdings of both short-term securities and securities with maturities of 10 years and longer. Through the first half of the year, as interest rates declined sharply, longer maturity securities were sold and intermediate maturity securities were purchased, locking in the sharp capital appreciation realized by the longer-term securities. The Fund's new

--------------------------------------------------------------------------------

THE KENT INTERMEDIATE BOND FUND
DISTRIBUTION OF NET ASSETS
AS OF DECEMBER 31, 1995
-----------------------

Page 5
      Pie chart representing the investments owned by the Intermediate Bond Fund as of 12/31/95 appears on this page
      Corporate Notes and Bonds 14.38%
      Cash Equivalents & Net Other Assets & Liabilities 6.74%
      U.S. Government & Agency Obligations 78.88%

--------------------------------------------------------------------------------

"laddered" structure helped the Fund benefit from the sharp decline in shorter-term interest rates that took place in 1995.

     The Fund was very selective in its purchase of corporate debt securities during 1995. The corporate bond market was very "rich" from a historical perspective. The Fund took advantage of the corporate bond market's strength by reducing the Fund's holdings of lower-rated (BAA/BBB) securities.

     The average maturity of the Kent Intermediate Bond Fund at the end of 1995 was 4.7 years--slightly longer than the 4.2 year average maturity of the Fund's benchmark index at year end.

     By the end of 1995, the average rating of bonds in the portfolio was AAA. The high quality of the Fund's holdings will help its performance when the yield spread on corporate bonds once again widens. If corporate bond spreads widen significantly in 1996, the Fund will consider purchasing selected investment-grade corporate notes to enhance the yield of the Fund.

--------------------------------------------------------------------------------

THE KENT INTERMEDIATE BOND FUND
SEC 30-DAY YIELDS AS OF DECEMBER 31, 1995
-----------------------------------------

                              INVESTMENT CLASS        INSTITUTIONAL CLASS
              ------------------------------------------------------------------
                                   4.52%                      4.96%

--------------------------------------------------------------------------------

                                                                       -----
                                                                         5  (1)
                                                                       -----

----------------------------------------
  PORTFOLIO REVIEWS
----------------------------------------

     The sharp decline in interest rates that took place in 1995 greatly reduced the very attractive valuations that were available in fixed-income markets at the end of 1994.

Outlook

     If interest rates rise during 1996, assuming inflation remains subdued, then the Fund will again lengthen its average maturity to take advantage of the higher interest rates.

--------------------------------------------------------------------------------

THE KENT INTERMEDIATE BOND FUND
AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1995
----------------------------------------------

                           INVESTMENT CLASS*         INSTITUTIONAL CLASS
                         (inception: 11/25/92)       (inception: 11/2/92)
-------------------------------------------------------------------------
    One Year                   11.11%                      16.18%
 Three Years                    5.32%                       6.69%
Life of Fund                    5.11%                       6.76%

* Reflects 4.00% sales charge.


GROWTH OF $10,000 INVESTMENT COMPARISON
WITH THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX
---------------------------------------------------------------------

Page 6
      A mountain chart comparing the growth of $10,000 invested in institutional and investment shares of the Intermediate Bond Fund and the Lehman Brothers Government/Corporate Bond Index appears here:

      Institutional Shares
                                          Start          End
                Fund                      $10,000        $12,299
                Lehman Brothers
                Government/Corporate
                Bond Index                10,000         12,511
      Investment Shares
                Fund                      $9,600         $11,720
                Lehman Brothers
                Government/Corporate
                Bond Index                10,000         12,501

                           Past performance is no guarantee of future performance. The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance for each class will differ based on differences in sales charges and expenses for each class of shares. Return figures and investment values are quoted after deducting class expenses and sales charges (if applicable). Investment class shares are sold with a maximum front-end sales charge of 4.00%. The Lehman Brothers Government/Corporate Intermediate Bond Index is an unmanaged index comprised of U.S. Treasury issues and publicly issued debt of U.S. Government agencies and all publicly issued, fixed rate, nonconvertible investment grade dollar denominated, SEC-registered corporate debt. Total Returns reflect reinvestment of all dividends and capital gains distributions.

--------------------------------------------------------------------------------

-----
  6  (2)
-----

                                        ----------------------------------------
                                                              PORTFOLIO REVIEW
                                        ----------------------------------------

THE KENT INCOME FUND

BY MITCHELL L. STAPLEY,
PORTFOLIO MANAGER

     Launched late in March 1995, The Kent Income Fund generated impressive returns for investors by the end of the year. The Fund's asset size, which was just over $100 million at inception, grew to more than $128 million by year end.

     Since inception, the Fund's total returns were 15.05% for Institutional Shares, and 14.63% for Investment Shares before the deduction of sales charges. From March 31, through December 31, 1995, the total return for the Lehman Brothers Government/Corporate Bond Index was 13.6% and the Lehman Brothers Long Government/Corporate Bond Index was 21.9%. Because Lehman bond indexes only measure returns at month end periods, an exact correlation with the inception date of the Fund cannot be provided.

     With an average maturity of 9.8 years, the Fund has the longest average maturity of any of the Kent taxable bond funds, allowing investors to enjoy both a high level of current income and the potential for capital appreciation. Over time, the Fund's return should fall between that of its two benchmark indexes.

     The corporate bond market was very "rich" from a historical perspective through most of 1995, so the Fund was selective in its corporate purchases, concentrating on high-quality financial institutions with strong consumer and corporate franchises, such as Bank of Montreal, BankAmerica Corp., and Swiss Bank Corp.

     The Fund maintained a very high-

--------------------------------------------------------------------------------

THE KENT INCOME FUND
DISTRIBUTION OF NET ASSETS
AS OF DECEMBER 31, 1995
-----------------------

Page 7
      Pie chart representing the investments owned by the Income Fund as of 12/31/95 appears on this page
      Corporate Notes and Bonds 38.37%
      Cash Equivalents & Net Other Assets & Liabilities 4.23%
      U.S. Government & Agency Obligations 54.90%
      Other Bonds 2.50%

--------------------------------------------------------------------------------

quality portfolio during 1995, ending the year with a dollar-weighted average quality rating of AA1. The emphasis on quality was rewarded during the fourth quarter of 1995 as slow Christmas sales caused some lower-rated (BAA/BBB) corporate credits to underperform other sectors of the corporate debt market.

     The Fund also purchased U.S. Treasury and U.S. Government agency debt in response to the richness of the corporate debt market.

OUTLOOK

     We would consider a significant widening of the spread between the yields on corporate bonds and U.S. Government obligations as an opportunity to increase our exposure to the corporate bond market. An increase in interest rates, as long as inflation remains subdued, would create a potential opportunity to lengthen the average maturity of the Fund. With a maturity range of 7 to 20 years, a decline in interest rates would allow the Fund to increase its average maturity and increase its yield.

--------------------------------------------------------------------------------

THE KENT INCOME FUND
SEC 30-DAY YIELDS AS OF DECEMBER 31, 1995
-----------------------------------------

                        INVESTMENT CLASS           INSTITUTIONAL CLASS
            --------------------------------------------------------------------
                             4.93%                        5.40%

--------------------------------------------------------------------------------

                                                                        -----
                                                                          7  (1)
                                                                        -----

----------------------------------------
  PORTFOLIO REVIEWS
----------------------------------------

--------------------------------------------------------------------------------

THE KENT INCOME FUND
TOTAL RETURNS AS OF DECEMBER 31, 1995
-------------------------------------

                               INVESTMENT CLASS*           INSTITUTIONAL CLASS
                              (inception: 3/22/95)        (inception: 3/20/95)
       -----------------------------------------------------------------------
       Life of Fund                  10.01%                       15.05%

* Reflects 4.00% sales charge.


GROWTH OF $10,000 INVESTMENT COMPARISON
WITH THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
AND THE LEHMAN BROTHERS LONG GOVERNMENT/CORPORATE BOND INDEX
------------------------------------------------------------

Page 8
      A mountain chart comparing the growth of $10,000 invested in institutional and investment shares of the Income Fund and the Lehman Brothers Government/Corporate Bond Index and the
      Lehman Brothers Long Government/Corporate Bond Index appears here:

      Institutional Shares
                                          Start         End
                Fund                      $10,000       $11,505
                Lehman Brothers
                Government/Corporate
                Bond Index                10,000        11,360
                Lehman Brothers
                Government/Corporate
                Bond Index                10,000        12,190
      Investment Shares
                Fund                      $9,600        $11,005
                Lehman Brothers
                Government/Corporate
                Bond Index                10,000        11,360
                Lehman Brothers
                Government/Corporate
                Bond Index                10,000        12,190

                           Past performance is no guarantee of future performance. The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance for each class will differ based on differences in sales charges and expenses for each class of shares. Return figures and investment values are quoted after deducting class expenses and sales charges (if applicable). Investment class shares are sold with a maximum front-end sales charge of 4.00%. The Lehman Brothers Government/Corporate Bond Index and The Lehman Brothers Long Government/Corporate Bond Index are unmanaged indexes comprised of U.S. Treasury issues, debt of U.S. government agencies, corporate debt guaranteed by the U.S. government and all publicly issued, fixed rate, nonconvertible investment grade dollar denominated, SEC-registered corporate debt. Total Returns reflect the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

-----
  8  (1)
-----

------------


                 SHORT TERM BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 65.43%
                U.S. TREASURY NOTES - 62.28%
$  5,000,000    5.13%, 03/31/96........................................................    $  4,998,450
   5,000,000    7.00%, 09/30/96........................................................       5,061,700
  15,000,000    6.63%, 03/31/97........................................................      15,248,400
  15,000,000    6.13%, 05/31/97........................................................      15,182,850
  10,000,000    5.63%, 06/30/97........................................................      10,062,500
  10,000,000    5.50%, 09/30/97........................................................      10,051,600
  26,000,000    7.38%, 11/15/97........................................................      26,983,060
  17,000,000    7.13%, 10/15/98........................................................      17,818,040
  25,000,000    8.88%, 11/15/98........................................................      27,371,000
  15,000,000    6.50%, 04/30/99........................................................      15,548,400
  43,000,000    7.50%, 10/31/99........................................................      46,164,370
                                                                                           ------------
                                                                                            194,490,370
                                                                                           ------------
                FEDERAL HOME LOAN MORTGAGE CORP. - 3.15%
   5,000,000    5.04%, 05/17/96 (A)....................................................       4,950,000
   5,000,000    4.65%, 03/11/98 (A)....................................................       4,897,600
                                                                                           ------------
                                                                                              9,847,600
                                                                                           ------------
                TOTAL U.S. GOVERNMENT
                AND AGENCY OBLIGATIONS.................................................     204,337,970
                (Cost $ 201,283,031)                                                       ------------

CORPORATE NOTES AND BONDS - 32.50%
                FINANCE - 22.02%
   5,000,000    American General Finance
                Corp., Senior Note
                7.38%, 11/15/96........................................................       5,071,400
   5,329,000    Associates Corp. N.A., Senior Note
                5.25%, 03/30/00........................................................       5,232,225
   6,975,000    BankAmerica Corp., Senior Note
                7.50%, 03/15/97........................................................       7,131,868
   5,000,000    Chase Manhattan Corp.
                7.50%, 12/01/97........................................................       5,169,650
   5,000,000    Ford Motor Credit Co.
                7.13%, 12/01/97........................................................       5,127,100
   5,000,000    General Motors Acceptance
                Corp., MTN
                6.75%, 04/29/97........................................................       5,075,200
   5,000,000    General Motors Acceptance
                Corp., MTN
                8.25%, 01/23/98........................................................       5,254,900
   5,000,000    Goldman Sachs Group, LP (B)
                6.10%, 04/15/98........................................................       5,007,600


$  5,000,000    Household Finance Corp., MTN,
                Senior Note
                6.85%, 07/21/97........................................................    $  5,098,100
   5,000,000    National Bank of Detroit, MTN
                6.45%, 07/10/97........................................................       5,078,900
   5,000,000    New England Education Loan
                Marketing Corp., MTN
                6.13%, 07/17/98........................................................       5,049,350
   5,000,000    Norwest Corp., MTN
                7.13%, 09/09/99........................................................       5,224,050
   5,000,000    Salomon Brothers, MTN, Senior Note
                8.71%, 02/17/98........................................................       5,239,250
                                                                                           ------------
                                                                                             68,759,593
                                                                                           ------------
                MANUFACTURING - 3.34%
   5,000,000    American Home Products Corp.
                7.70%, 02/15/00........................................................       5,349,950
   5,000,000    Amgen, Inc., MTN
                7.36%, 03/04/97........................................................       5,090,350
                                                                                           ------------
                                                                                             10,440,300
                                                                                           ------------
                TELEPHONE & TELECOMMUNICATIONS - 1.96%
   6,000,000    American Telephone &
                Telecommunications Capital Corp., MTN
                7.39%, 04/15/97........................................................       6,138,720
                                                                                           ------------
                INDUSTRIAL - 1.88%
   5,500,000    Sears Roebuck & Co.
                8.45%, 11/01/98........................................................       5,871,855
                                                                                           ------------
                TRANSPORTATION - 1.67%
   5,000,000    Ryder System Inc., MTN
                7.88%, 11/24/97........................................................       5,204,800
                                                                                           ------------
                COMPUTER HARDWARE - 1.63%
   5,000,000    International Business Machines Corp.
                6.38%, 11/01/97........................................................       5,079,150
                                                                                           ------------
                TOTAL CORPORATE NOTES AND BONDS........................................     101,494,418
                (Cost $ 100,368,807)                                                       ------------

                      See Notes to Financial Statements.

------------


                 SHORT TERM BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
COMMERCIAL PAPER - 0.79%
$  2,468,531    General Motors Acceptance Corp.
                6.05%, 01/02/96........................................................    $  2,468,531
                                                                                           ------------
TOTAL COMMERCIAL PAPER.................................................................       2,468,531
(Cost $ 2,468,531)                                                                         ------------

TOTAL INVESTMENTS - 98.72%.............................................................     308,300,919
(Cost $ 304,120,369) **                                                                    ------------

NET OTHER ASSETS AND LIABILITIES - 1.28%...............................................       4,012,975
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $312,313,894
                                                                                           ============

----------------------------------------

**  Aggregate cost for Federal tax purposes is $304,120,369.

(A) Variable rate - the interest rate shown reflects the rate in effect at December 31, 1995.

(B) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 1995, these securities amounted to $ 5,007,600, or 1.60% of net assets.

MTN Medium Term Note

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 78.88%
                U.S. TREASURY NOTES - 61.87%
$  5,000,000    7.38%, 05/15/96........................................................    $  5,038,300
  17,300,000    8.50%, 04/15/97........................................................      17,994,768
  50,000,000    6.13%, 05/31/97........................................................      50,609,500
  50,000,000    8.75%, 10/15/97........................................................      52,992,000
  29,700,000    8.13%, 02/15/98........................................................      31,407,750
  33,050,000    7.88%, 04/15/98........................................................      34,898,817
  30,000,000    9.00%, 05/15/98........................................................      32,484,300
  20,000,000    8.88%, 11/15/98........................................................      21,896,800
  48,210,000    9.13%, 05/15/99........................................................      53,799,467
  32,290,000    6.75%, 05/31/99........................................................      33,727,874
  38,000,000    7.50%, 10/31/99........................................................      40,796,420
   5,000,000    7.75%, 11/30/99........................................................       5,417,950
  55,250,000    7.75%, 01/31/00........................................................      60,015,313
  10,000,000    6.88%, 03/31/00........................................................      10,564,100
  28,000,000    8.00%, 05/15/01........................................................      31,342,360
  15,000,000    7.50%, 11/15/01........................................................      16,521,150
  29,000,000    7.88%, 11/15/04........................................................      33,567,500
                                                                                           ------------
                                                                                            533,074,369
                                                                                           ------------
                U.S. TREASURY BONDS - 13.42%
  30,000,000    10.75%, 05/15/03.......................................................      39,342,300
  29,000,000    11.88%, 11/15/03.......................................................      40,513,869
  23,200,000    12.00%, 08/15/13.......................................................      35,746,096
                                                                                           ------------
                                                                                            115,602,265
                                                                                           ------------
                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                FEDERAL HOME LOAN MORTGAGE CORP. - 2.53%
$  5,000,000    5.04%, 05/17/96 (A)....................................................    $  4,950,000
   5,000,000    4.65%, 03/11/98 (A)....................................................       4,897,600
  10,410,000    8.12%, 01/31/05........................................................      11,973,166
                                                                                           ------------
                                                                                             21,820,766
                                                                                           ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.06%
   9,100,000    6.15%, 07/25/16, REMIC.................................................       9,102,821
                                                                                           ------------
                TOTAL U.S. GOVERNMENT
                AND AGENCY OBLIGATIONS.................................................     679,600,221
                (Cost $ 670,697,327)                                                       ------------

CORPORATE NOTES AND BONDS - 14.38%
                FINANCE - 12.99%
   6,000,000    Bank of Montreal,
                Subordinated Note
                7.80%, 04/01/07........................................................       6,678,180
   6,800,000    Chase Manhattan Corp.,
                Subordinated Note
                9.75%, 11/01/01........................................................       7,965,452
   5,000,000    CIT Group Holdings, Inc.
                6.75%, 04/30/98........................................................       5,127,950
  10,000,000    Dean Witter Discover & Co., MTN
                6.14%, 02/16/96 (A)....................................................      10,000,000
  10,000,000    Ford Capital, Guaranteed Notes
                9.88%, 05/15/02........................................................      11,950,200
   8,400,000    Ford Motor Credit Co., MTN
                9.03%, 12/30/09........................................................       9,988,440
   5,000,000    General Electric Capital Corp.
                8.65%, 05/01/18 (A)....................................................       5,046,550

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                FINANCE (CONTINUED)
$  5,000,000    Great Western Financial Corp.
                6.38%, 07/01/00........................................................    $  5,072,150
   3,000,000    Household Finance Corp.,
                Senior Note
                7.13%, 04/30/99........................................................       3,116,940
   8,000,000    Midland Bank Plc,
                Subordinated Note
                8.63%, 12/15/04........................................................       9,210,800
   5,000,000    NCNB Corp., Subordinated Note
                9.38%, 09/15/09........................................................       6,187,500
  10,000,000    New England Education Loan
                Marketing Corp., MTN
                6.13%, 07/17/98........................................................      10,098,700
   5,000,000    Salomon, Inc., GTN
                6.39%, 02/15/99 (A)....................................................       4,887,500
   8,000,000    Smith Barney Holdings, Inc.
                6.50%, 10/15/02........................................................       8,139,120
   7,000,000    Societe Generale, Subordinated Note
                9.88%, 07/15/03........................................................       8,480,010
                                                                                           ------------
                                                                                            111,949,492
                                                                                           ------------

                TELEPHONE AND TELECOMMUNICATIONS - 1.39%
$  6,000,000    Bell Canada
                7.75%, 04/01/06........................................................    $  6,636,780
   5,000,000    GTE Corp.
                8.85%, 03/01/98........................................................       5,330,750
                                                                                           ------------
                                                                                             11,967,530
                                                                                           ------------
                TOTAL CORPORATE NOTES AND BONDS........................................     123,917,022
                (Cost $ 117,292,084)                                                       ------------

 REPURCHASE AGREEMENT - 4.64%
  40,000,000    Donaldson, Lufkin & Jenrette
                5.80%, Due 01/02/96, Dated 12/29/95
                Maturity Value $ 40,025,778
                (Collaterized by U.S. Treasury Note 7.88%,
                Due 2001; Total Par Value $ 35,606,000;
                Market Value $ 39,750,761).............................................      40,000,000
                                                                                           ------------
                TOTAL REPURCHASE AGREEMENT.............................................      40,000,000
                (Cost $ 40,000,000)                                                        ------------

COMMERCIAL PAPER - 0.78%
   6,743,950    General Motors Acceptance Corp.
                6.05%, 01/02/96........................................................       6,743,950
                                                                                           ------------
                TOTAL COMMERCIAL PAPER.................................................       6,743,950
                (Cost $ 6,743,950)                                                         ------------

                      See Notes to Financial Statements.

------------


                 INTERMEDIATE BOND FUND
  The Kent       PORTFOLIO OF INVESTMENTS (CONTINUED)
  Funds          DECEMBER 31, 1995
------------


TOTAL INVESTMENTS - 98.68%.............................................................    $850,261,193
                                                                                           ------------
(Cost $ 834,733,361) **
NET OTHER ASSETS AND LIABILITIES - 1.32%...............................................      11,401,158
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $861,662,351
                                                                                           ============

----------------------------------------

**     Aggregate cost for Federal tax purposes is $834,733,689.

(A) Variable rate - the interest rate shown reflects the rate in effect at December 31, 1995.

REMIC  Real Estate Mortgage Investment Conduit

MTN    Medium Term Note

GTN    General Term Note

                      See Notes to Financial Statements.

------------


                 INCOME FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.90%
                U.S. TREASURY BONDS - 48.83%
$ 19,300,000    11.63%, 11/15/02.......................................................    $ 25,970,466
  26,600,000    10.75%, 08/15/05.......................................................      36,546,006
                                                                                           ------------
                                                                                             62,516,472
                                                                                           ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.30%
   5,000,000    7.40%, 07/01/04........................................................       5,497,650
                                                                                           ------------
                U.S. TREASURY NOTE - 1.77%
   2,000,000    7.50%, 02/15/05........................................................       2,266,880
                                                                                           ------------
                TOTAL U.S. GOVERNMENT
                AND AGENCY OBLIGATIONS.................................................      70,281,002
                (Cost $ 65,264,835)                                                        ------------

CORPORATE NOTES AND BONDS - 38.37%
                FINANCE - 31.51%
   2,700,000    Bank of Montreal
                7.80%, 04/01/07........................................................       3,005,181
   2,000,000    Bank of New York
                8.50%, 12/15/04........................................................       2,300,600
   2,000,000    BankAmerica Corp.
                7.20%, 04/15/06........................................................       2,130,620
   2,000,000    Chemical Bank Corp.
                7.13%, 03/01/05........................................................       2,115,480
   2,000,000    Donaldson, Lufkin & Jenrette, Inc.
                6.88%, 11/01/05........................................................       2,050,020
   2,000,000    Fleet Financial Group, Inc.
                8.63%, 01/15/07........................................................       2,337,020
   2,000,000    Ford Motor Credit Co., MTN
                9.03%, 12/30/09........................................................       2,378,200
   2,000,000    Geico Corp.
                7.50%, 04/15/05........................................................       2,195,260
   2,000,000    General Motors Acceptance Corp.
                9.13%, 07/15/01........................................................       2,280,160
   2,000,000    Midland Bank Plc
                8.63%, 12/15/04........................................................       2,302,700
   3,000,000    NCNB Corp.
                10.20%, 07/15/15.......................................................       4,014,390
   2,250,000    PNC Bank N.A.
                7.88%, 04/15/05........................................................       2,481,795


$  2,000,000    Provident Bank
                6.38%, 01/15/04........................................................    $  1,975,360
   4,000,000    St. Paul Cos., MTN
                7.25%, 08/09/07........................................................       4,364,960
   2,000,000    Swiss Bank Corp.
                7.38%, 07/15/15........................................................       2,162,300
   2,000,000    Travelers Group, Inc.
                7.88%, 05/15/25........................................................       2,238,900
                                                                                           ------------
                                                                                             40,332,946
                                                                                           ------------
                MANUFACTURING - 3.24%
   2,000,000    Praxair, Inc.
                6.85%, 06/15/05........................................................       2,083,920
   2,000,000    Sysco Corp., Senior Note
                6.50%, 06/15/05........................................................       2,066,220
                                                                                           ------------
                                                                                              4,150,140
                                                                                           ------------
                OIL AND GAS - 2.06%
   2,500,000    Enserch Corp.
                7.13%, 06/15/05........................................................       2,635,150
                                                                                           ------------
                UTILITIES - 1.56%
   2,000,000    Pacific Gas & Electric Co.
                6.25%, 03/01/04........................................................       2,003,240
                                                                                           ------------
                TOTAL CORPORATE NOTES AND BONDS........................................      49,121,476
                (Cost $ 45,111,425)                                                        ------------

MUNICIPAL SECURITY - 1.62%
                CALIFORNIA - 1.62%
   2,000,000    San Bernardino County
                Authority Pension Obligation
                Revenue
                6.99%, 08/01/10........................................................       2,067,500
                                                                                           ------------
                TOTAL MUNICIPAL SECURITY...............................................       2,067,500
                (Cost $ 2,030,920)                                                         ------------

FOREIGN NOTE - 0.88%
   1,000,000    Hydro-Quebec , MTN
                9.41%, 03/23/00........................................................       1,132,240
                                                                                           ------------
                TOTAL FOREIGN NOTE.....................................................       1,132,240
                (Cost $ 1,059,483)                                                         ------------

                      See Notes to Financial Statements.

------------


                 INCOME FUND
  The Kent       PORTFOLIO OF INVESTMENTS (continued)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
COMMERCIAL PAPER - 2.22%
$  2,841,316    General Motors Acceptance Corp.
                6.05%, 01/02/96........................................................    $  2,841,316
                                                                                           ------------
                TOTAL COMMERCIAL PAPER.................................................       2,841,316
                (Cost $ 2,841,316)                                                         ------------

TOTAL INVESTMENTS - 97.99%.............................................................     125,443,534
(Cost $ 116,307,979)**                                                                     ------------

NET OTHER ASSETS AND LIABILITIES - 2.01%...............................................       2,573,874
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $128,017,408
                                                                                           ============

----------------------------------------

**   Aggregate cost for Federal tax purposes is $116,307,979.

MTN  Medium Term Note

                      See Notes to Financial Statements.

------------



  The Kent       STATEMENTS OF ASSETS AND LIABILITIES
  Funds          DECEMBER 31, 1995
------------

                                                                     SHORT TERM
                                                                        BOND            INTERMEDIATE
                                                                        FUND             BOND FUND         INCOME FUND
                                                                   -------------       -------------      -------------
ASSETS:
  Investments (Note 2):
    Investments at cost.......................................     $ 304,120,369       $ 794,733,361      $ 116,307,979
    Repurchase Agreements.....................................                --          40,000,000                 --
    Net unrealized appreciation (depreciation)................         4,180,550          15,527,832          9,135,555
                                                                   -------------       -------------      -------------
      Total investments at value..............................       308,300,919         850,261,193        125,443,534
  Cash........................................................           281,250             820,800             90,301
  Receivable for Trust shares sold............................            20,043             253,322            196,704
  Interest and dividend receivables...........................         4,113,581          11,922,376          2,369,748
  Deferred organizational expenses (Note 2)...................                --                  --              7,879
                                                                   -------------       -------------      -------------
      Total Assets............................................       312,715,793         863,257,691        128,108,166
                                                                   -------------       -------------      -------------
LIABILITIES:
  Payable for Trust shares repurchased........................           242,716           1,455,044                 --
  Advisory fee payable (Note 3)...............................            17,171              52,347              8,369
  Payable to adminstrator and transfer agent (Note 3).........            11,535              25,859              5,054
  Accrued expenses and other payables.........................           130,477              62,090             77,335
                                                                   -------------       -------------      -------------
      Total Liabilities.......................................           401,899           1,595,340             90,758
                                                                   -------------       -------------      -------------
NET ASSETS....................................................     $ 312,313,894       $ 861,662,351      $ 128,017,408
                                                                   =============       =============      =============
NET ASSETS CONSIST OF:
  Paid-in-capital.............................................     $ 312,200,061       $ 842,661,349      $ 116,754,837
  Undistributed (overdistributed) net
    investment income.........................................           191,514           1,014,509            100,052
  Accumulated net realized gain (loss) on
    investments sold..........................................        (4,258,231)          2,458,661          2,026,964
  Net unrealized appreciation (depreciation)
    of investments............................................         4,180,550          15,527,832          9,135,555
                                                                   -------------       -------------      -------------
TOTAL NET ASSETS..............................................     $ 312,313,894       $ 861,662,351      $ 128,017,408
                                                                   =============       =============      =============
INSTITUTIONAL SHARES:
  Net Assets..................................................     $ 310,680,337       $ 854,800,503      $ 126,056,385
  Shares Outstanding..........................................        31,192,271          84,468,388         11,626,340
  Net Asset Value, offering and redemption
    price per share...........................................     $        9.96       $       10.12      $       10.84
                                                                   =============       =============      =============
INVESTMENT SHARES:
  Net Assets..................................................     $   1,633,557       $   6,861,848      $   1,961,023
  Shares Outstanding..........................................           164,130             676,709            181,277
  Net Asset Value and redemption
    price per share...........................................     $        9.95       $       10.14      $       10.82
                                                                   =============       =============      =============
  Maximum offering price per share -
    Investment Class (NAV/0.96)...............................     $       10.36       $       10.56      $       11.27
                                                                   =============       =============      =============

                      See Notes to Financial Statements.

------------



  The Kent       STATEMENTS OF OPERATIONS
  Funds          FOR THE PERIOD ENDED DECEMBER 31, 1995
------------

                                                                     SHORT TERM
                                                                        BOND            INTERMEDIATE          INCOME
                                                                        FUND             BOND FUND           FUND/(1)/
                                                                   -------------       -------------      -------------
INVESTMENT INCOME (NOTE 2):
  Interest....................................................     $  17,585,707       $  60,516,832      $   7,590,800
  Dividends...................................................           935,465           2,436,831            371,177
                                                                   -------------       -------------      -------------
      Total Investment Income.................................        18,521,172          62,953,663          7,961,977
                                                                   -------------       -------------      -------------
EXPENSES:
  Investment advisory fee (Note 3)............................         1,454,445           4,765,284            632,086
  Administration fee (Note 3).................................           581,778           1,732,831            210,695
  Custodian fee  (Note 3).....................................             9,413              22,866              6,037
  Fund accounting fee (Note 3)................................             4,625               8,907              2,675
  Legal fee (Note 3)..........................................            19,471              34,163              4,809
  Audit fee...................................................            18,991               6,480              6,098
  Shareholder services (Notes 3 & 4)..........................            21,519              28,192             12,189
  Trustees' fees and expenses (Note 3)........................             3,194               3,194              1,007
  Distribution fee (Note 3)...................................             2,392              16,281              2,460
  Amortization of organization costs (Note 2).................                --                  --              1,441
  Printing expense (Note 4)...................................             9,647              14,486                812
  Registration fees...........................................            88,179               2,883             78,438
  Miscellaneous...............................................            24,279              33,395              4,402
                                                                   -------------       -------------      -------------
      Total Expenses..........................................         2,237,933           6,668,962            963,149
                                                                   -------------       -------------      -------------
NET INVESTMENT INCOME.........................................        16,283,239          56,284,701          6,998,828
                                                                   -------------       -------------      -------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain (loss) on investments.....................          (169,677)         26,073,254          3,044,746
  Net change in unrealized appreciation
    (depreciation) of investments.............................         9,890,799          51,247,235          9,135,555
                                                                   -------------       -------------      -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS....................................         9,721,122          77,320,489         12,180,301
                                                                   -------------       -------------      -------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS....................................................     $  26,004,361       $ 133,605,190      $  19,179,129
                                                                   =============       =============      =============

----------------------------------------

(1) The Fund commenced operations on March 20, 1995.

                      See Notes to Financial Statements.

------------



  The Kent
  Funds          STATEMENTS OF CHANGES IN NET ASSETS
------------

                                                                      SHORT TERM BOND FUND
                                                                    YEAR ENDED DECEMBER 31,
                                                               ----------------------------------
                                                                    1995                1994
                                                               --------------      --------------
NET ASSETS AT BEGINNING OF PERIOD..........................    $  178,414,322      $  257,319,655
                                                               --------------      --------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income....................................        16,283,239           9,627,902
  Net realized gain (loss) on investments sold.............          (169,677)         (3,373,304)
  Net change in unrealized appreciation
    (depreciation) of investments..........................         9,890,799          (4,342,883)
                                                               --------------      --------------
  Net increase (decrease) in net assets resulting
    from operations........................................        26,004,361           1,911,715
                                                               --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 & 5):
  Net investment income....................................       (16,091,725)         (9,741,898)
  In excess of net investment income.......................                --             (83,228)
  Net realized gain on investments.........................                --                  --
                                                               --------------      --------------
    Total Distributions....................................       (16,091,725)         (9,825,126)
                                                               --------------      --------------
SHARE TRANSACTIONS (NOTE 5):
  INSTITUTIONAL SHARES:
  Shares issued............................................       322,116,358         154,692,467
  Reinvestment of distributions............................        10,643,869           7,490,401
  Shares redeemed..........................................      (208,678,578)       (233,458,918)
                                                               --------------      --------------
    Net Institutional Share transactions...................       124,081,649         (71,276,050)
                                                               --------------      --------------
  INVESTMENT SHARES:
  Shares issued............................................         1,044,671           1,164,392
  Reinvestment of distributions............................            76,971              72,360
  Shares redeemed..........................................        (1,216,355)           (952,624)
                                                               --------------      --------------
    Net Investment Share transactions......................           (94,713)            284,128
                                                               --------------      --------------
  Net increase (decrease) from share transactions..........       123,986,936         (70,991,922)
                                                               --------------      --------------
  Net increase (decrease) in net assets....................       133,899,572         (78,905,333)
                                                               --------------      --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).............    $  312,313,894      $  178,414,322
                                                               ==============      ==============
(A) Accumulated undistributed (overdistributed)
    net investment income..................................    $      191,514      $      (83,228)
                                                               ==============      ==============

----------------------------------------

(1) The Fund commenced operations on March 20, 1995.

                      See Notes to Financial Statements.

                                                                      INTERMEDIATE BOND FUND                   INCOME FUND
                                                                      YEAR ENDED DECEMBER 31,                  PERIOD ENDED
                                                              --------------------------------------      ----------------------
                                                                   1995                    1994           DECEMBER 31, 1995/(1)/
                                                              --------------          --------------      ----------------------
NET ASSETS AT BEGINNING OF PERIOD..........................   $  987,061,853          $  439,230,037         $           --
                                                              --------------          --------------         --------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income....................................       56,284,701              42,420,422              6,998,828
  Net realized gain (loss) on investments sold.............       26,073,254             (23,556,792)             3,044,746
  Net change in unrealized appreciation
    (depreciation) of investments..........................       51,247,235             (36,003,303)             9,135,555
                                                              --------------          --------------         --------------
  Net increase (decrease) in net assets resulting
    from operations........................................      133,605,190             (17,139,673)            19,179,129
                                                              --------------          --------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 & 5):
  Net investment income....................................    (55,270,192)            (41,903,538)            (6,898,776)
  In excess of net investment income.......................             --                (649,785)                    --
  Net realized gain on investments.........................             --                (732,540)            (1,017,782)
                                                            --------------          --------------         --------------
    Total Distributions....................................    (55,270,192)            (43,285,863)            (7,916,558)
                                                            --------------          --------------         --------------
SHARE TRANSACTIONS (NOTE 5):
  INSTITUTIONAL SHARES:
  Shares issued............................................      245,393,454             725,687,216            188,610,553
  Reinvestment of distributions............................       27,671,824              22,221,815              1,224,206
  Shares redeemed..........................................     (473,921,393)           (144,554,623)           (74,962,453)
                                                              --------------          --------------         --------------
    Net Institutional Share transactions...................     (200,856,115)            603,354,408            114,872,306
                                                              --------------          --------------         --------------
  INVESTMENT SHARES:
  Shares issued............................................        1,885,896               8,243,200              1,951,033
  Reinvestment of distributions............................          327,205                 336,316                 71,331
  Shares redeemed..........................................       (5,091,486)             (3,676,572)              (139,833)
                                                              --------------          --------------         --------------
    Net Investment Share transactions......................       (2,878,385)              4,902,944              1,882,531
                                                              --------------          --------------         --------------
  Net increase (decrease) from share transactions..........     (203,734,500)            608,257,352            116,754,837
                                                              --------------          --------------         --------------
  Net increase (decrease) in net assets....................     (125,399,502)            547,831,816            128,017,408
                                                              --------------          --------------         --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).............   $  861,662,351          $  987,061,853         $  128,017,408
                                                              ==============          ==============         ==============
(A) Accumulated undistributed (overdistributed)
    net investment income..................................   $    1,014,509          $     (649,785)        $      100,052
                                                              ==============          ==============         ==============

------------


                 SHORT TERM BOND FUND
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

INSTITUTIONAL SHARES

                                                                                PERIOD ENDED DECEMBER 31,
                                                                 ------------------------------------------------------
                                                                   1995           1994           1993          1992/(1)/
                                                                 --------       --------       --------        ---------
Net Asset Value, Beginning of period........................     $   9.52       $   9.91       $   9.99        $  10.00
                                                                 --------       --------       --------        --------
Income from Investment Operations:
  Net investment income.....................................         0.55           0.48           0.42            0.07
  Net realized and unrealized gain (loss) on investments....         0.43          (0.38)         (0.09)          (0.01)
                                                                 --------       --------       --------        --------
      Total from Investment Operations:.....................         0.98           0.10           0.33            0.06
                                                                 --------       --------       --------        --------
Less Distributions from:
  Net investment income.....................................        (0.54)         (0.49)         (0.41)          (0.07)
  In excess of net investment income........................           --            ***             --             ***
                                                                 --------       --------       --------        --------
      Total Distributions...................................        (0.54)         (0.49)         (0.41)          (0.07)
                                                                 --------       --------       --------        --------
Net increase (decrease) in net asset value..................         0.44          (0.39)         (0.08)          (0.01)
                                                                 --------       --------       --------        --------
Net Asset Value, End of period..............................     $   9.96       $   9.52       $   9.91        $   9.99
                                                                 ========       ========       ========        ========

Total Return for period indicated (A).......................        10.53%          1.03%          3.36%           0.53%

Ratios/Supplemental Data:
Net Assets, End of period (000's)...........................     $310,680       $176,765       $255,892        $186,124
Ratios to average net assets:
  Net investment income.....................................         5.60%          4.75%          4.24%           4.05% *
  Operating expenses........................................         0.77%          0.73%          0.81%           0.14% **
Portfolio Turnover Rate.....................................           75%            56%            50%              5%

----------------------------------------

*   Annualized

**  Not annualized

*** Amount is less than $0.005

(1) The Institutional Class commenced operations on November 2, 1992.

(2) The Investment Class date of initial public investment was December 4, 1992.

(A) Calculation does not include sales charge for the Investment Shares.

                      See Notes to Financial Statements.

INVESTMENT SHARES

                                                                                PERIOD ENDED DECEMBER 31,
                                                                 ------------------------------------------------------
                                                                   1995           1994           1993          1992/(2)/
                                                                 --------       --------       --------        ---------
Net Asset Value, Beginning of period........................     $   9.52       $   9.91       $  10.02        $   9.99
                                                                 --------       --------       --------        --------
Income from Investment Operations:
  Net investment income.....................................         0.52           0.47           0.38            0.02
  Net realized and unrealized gain (loss) on investments....         0.44          (0.37)         (0.08)           0.01
                                                                 --------       --------       --------        --------
      Total from Investment Operations:.....................         0.96           0.10           0.30            0.03
                                                                 --------       --------       --------        --------
Less Distributions from:
  Net investment income.....................................        (0.53)         (0.48)         (0.41)             --
  In excess of net investment income........................           --          (0.01)            --              --
                                                                 --------       --------       --------        --------
      Total Distributions...................................        (0.53)         (0.49)         (0.41)             --
                                                                 --------       --------       --------        --------
Net increase (decrease) in net asset value..................         0.43          (0.39)         (0.11)           0.03
                                                                 --------       --------       --------        --------
Net Asset Value, End of period..............................     $   9.95       $   9.52       $   9.91        $  10.02
                                                                 ========       ========       ========        ========

Total Return for period indicated (A).......................        10.30%          1.01%          3.04%           0.30%

Ratios/Supplemental Data:
Net Assets, End of period (000's)...........................     $  1,634       $  1,649       $  1,427        $    111
Ratios to average net assets:
  Net investment income.....................................         5.40%          4.79%          3.91%           3.31% *
  Operating expenses........................................         0.91%          0.74%          1.24%           0.12% **
Portfolio Turnover Rate.....................................           75%            56%            50%              5%

------------


                 INTERMEDIATE BOND FUND
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

INSTITUTIONAL SHARES

                                                                                 PERIOD ENDED DECEMBER 31,
                                                                 -------------------------------------------------------
                                                                   1995           1994           1993          1992/(1)/
                                                                 ---------      ---------      ---------       ---------
Net Asset Value, Beginning of period.........................    $    9.29      $   10.18      $   10.00       $   10.00
                                                                 ---------      ---------      ---------       ---------
Income from Investment Operations:
   Net investment income.....................................         0.65           0.56           0.51            0.08
   Net realized and unrealized gain (loss) on investments....         0.81          (0.88)          0.32             ***
                                                                 ---------      ---------      ---------       ---------
      Total from Investment Operations:......................         1.46          (0.32)          0.83            0.08
                                                                 ---------      ---------      ---------       ---------
Less Distributions from:
   Net investment income.....................................        (0.63)         (0.54)         (0.51)          (0.08)
   In excess of net investment income........................           --          (0.01)           ***             ***
   Net realized gain on investments..........................           --          (0.02)         (0.14)             --
                                                                 ---------      ---------      ---------       ---------
      Total Distributions:...................................        (0.63)         (0.57)         (0.65)          (0.08)
                                                                 ---------      ---------      ---------       ---------
Net increase (decrease) in net asset value...................         0.83          (0.89)          0.18              --
                                                                 ---------      ---------      ---------       ---------
Net Asset Value, End of period...............................    $   10.12      $    9.29      $   10.18       $   10.00
                                                                 =========      =========      =========       =========

Total Return for period indicated (A)........................        16.18%        (3.19)%          8.42%           0.83%

Ratios/Supplemental Data:
Net Assets, End of period (000's)............................    $ 854,801      $ 977,865      $ 434,264       $ 203,129
Ratios to average net assets:
   Net investment income.....................................         6.50%          6.03%          5.03%           5.32% *
   Operating expenses........................................         0.77%          0.80%          0.85%           0.15% **
Portfolio Turnover Rate......................................          166%           124%           126%              1%

----------------------------------------

*   Annualized

**  Not Annualized

*** Amount is less than $0.005

(1) The Institutional Class commenced operations on November 2, 1992.

(2) The Investment Class date of initial public investment was November 25, 1992.

(A) Calculation does not include sales charge for the Investment Shares.

                      See Notes to Financial Statements.

INVESTMENT SHARES

                                                                               PERIOD ENDED DECEMBER 31,
                                                                 ------------------------------------------------------
                                                                   1995           1994           1993          1992/(2)/
                                                                 --------       --------       --------        --------
Net Asset Value, Beginning of period.........................    $   9.32       $  10.19       $  10.03        $   9.98
                                                                 --------       --------       --------        --------
Income from Investment Operations:
   Net investment income.....................................        0.61           0.57           0.47            0.03
   Net realized and unrealized gain (loss) on investments....        0.82          (0.87)          0.34            0.02
                                                                 --------       --------       --------        --------
      Total from Investment Operations:......................        1.43          (0.30)          0.81            0.05
                                                                 --------       --------       --------        --------
Less Distributions from:
   Net investment income.....................................       (0.61)         (0.54)         (0.46)             --
   In excess of net investment income........................          --          (0.01)         (0.05)             --
   Net realized gain on investments..........................          --          (0.02)         (0.14)             --
                                                                 --------       --------       --------        --------
      Total Distributions:...................................       (0.61)         (0.57)         (0.65)             --
                                                                 --------       --------       --------        --------
Net increase (decrease) in net asset value...................        0.82          (0.87)          0.16            0.05
                                                                 --------       --------       --------        --------
Net Asset Value, End of period...............................    $  10.14       $   9.32       $  10.19        $  10.03
                                                                 ========       ========       ========        ========

Total Return for period indicated (A)........................       15.76%         (3.01)%         8.19%           0.50%

Ratios/Supplemental Data:
Net Assets, End of period (000's)............................    $  6,862       $  9,196       $  4,966        $    174
Ratios to average net assets:
   Net investment income.....................................        6.24%          5.94%          4.75%           4.94% *
   Operating expenses........................................        1.01%          0.81%          1.13%           0.16% **
Portfolio Turnover Rate......................................         166%           124%           126%              1%

------------


                 INCOME FUND
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
------------

                                                                         INSTITUTIONAL                INVESTMENT
                                                                            SHARES                      SHARES
                                                                    ----------------------      ----------------------
                                                                         PERIOD ENDED                PERIOD ENDED
                                                                    DECEMBER 31, 1995/(1)/      DECEMBER 31, 1995/(2)/
                                                                    ----------------------      ----------------------
Net Asset Value, Beginning of period...........................           $   10.00                   $   10.00
                                                                          ---------                   ---------
Income from Investment Operations:
   Net investment income.......................................                0.55                        0.52
   Net realized and unrealized gain (loss) on investments......                0.92                        0.91
                                                                          ---------                   ---------
      Total from Investment Operations:........................                1.47                        1.43
                                                                          ---------                   ---------
Less Distributions from:
   Net investment income.......................................               (0.54)                      (0.52)
   Net realized gain on investments............................               (0.09)                      (0.09)
                                                                          ---------                   ---------
      Total Distributions:.....................................               (0.63)                      (0.61)
                                                                          ---------                   ---------
Net increase (decrease) in net asset value.....................                0.84                        0.82
                                                                          ---------                   ---------
Net Asset Value, End of period.................................           $   10.84                   $   10.82
                                                                          =========                   =========

Total Return for period indicated (A)..........................               15.05%                      14.63%

Ratios/Supplemental Data:
Net Assets, End of period (000's)..............................           $ 126,056                   $   1,961
Ratios to average net assets:
   Net investment income.......................................                6.65%*                      6.40%*
   Operating expenses..........................................                0.91%*                      1.14%*
Portfolio Turnover Rate........................................                  50%                         50%

----------------------------------------

*   Annualized

(1) The Institutional Class commenced operations on March 20, 1995.

(2) The Investment Class date of initial public investment was March 22, 1995.

(A) Calculation does not include sales charge for the Investment Shares.

                      See Notes to Financial Statements.

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS
------------

1.   ORGANIZATION

     The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Short Term Bond Fund (formerly Limited Maturity Bond Fund), Intermediate Bond Fund (formerly Fixed Income Bond Fund) and Income Fund (individually, a "Portfolio", collectively, the "Portfolios") only. The Trust offers two classes of shares: Investment and Institutional. The Investment Shares are offered with a 4.00% sales load.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Portfolios in the preparation of its financial statements.

PORTFOLIO VALUATION: Corporate debt securities, municipal securities and debt securities of the U.S. government and its agencies (other than short-term investments maturing in 60 days or less) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations including interest. In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assure its rights. The Portfolio's investment adviser, acting under the supervision of the Trust's Board of Trustees, reviews the value of collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

FUTURES CONTRACTS: Each Portfolio may invest in futures contracts. The Portfolios generally enter into futures contracts to hedge against declines in the

------------



  The Kent       NOTES TO FINANCIAL STATEMENTS
  Funds          (CONTINUED)
------------

value of their portfolios' securities. This investment involves, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of instruments. Risks include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform under the terms of the contract.

     Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received daily by a Portfolio based on the change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out at which time the gain or loss is realized.

     Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare and distribute dividends from net investment income monthly. Net investment income for this purpose consists of interest accrued, discount earned (including both original issue and market discount), less amortization of any market premium on municipal securities, dividends earned and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent that it distributes all of its taxable or tax-exempt income. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, each Portfolio will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one investment portfolio of the Trust are allocated among the respective portfolios. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

ORGANIZATION COSTS: The Kent Income Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under Federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the Portfolio's commencement of operations. In the event that any of the initial shares purchased by the Portfolio's sponsor are redeemed during such period by any holder thereof, the Portfolio will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial

------------



  The Kent       NOTES TO FINANCIAL STATEMENTS
  Funds          (CONTINUED)
------------

shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.   INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES

     Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Trust pays the Investment Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Short Term Bond Fund, 0.55% of the average daily net assets of the Intermediate Bond Fund and 0.60% of the average daily net assets of the Income Fund.

     Effective March 31, 1995, First Data Investor Services Group, Inc. ("FDISG"), formerly known as The Shareholder Services Group, Inc. doing business as 440 Financial, a wholly-owned subsidiary of First Data Corporation ("First Data"), serves as the Trust's administrator and transfer agent. FDISG (the "Administrator") receives a fee, computed daily and paid monthly, at the annual rate of 0.20% for up to $5.0 billion, 0.18% for $5.0 to $7.5 billion and 0.15% for over $7.5 billion of the Trust's aggregate net assets. In addition, FDISG also receives a separate fee from each Portfolio for certain transfer agent services ("shareholder services fees"). Prior to March 31, 1995, the administration, fund accounting and transfer agency services described above were provided by 440 Financial Group of Worcester, Inc., a wholly-owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual") for the same annual fees. On March 31, 1995, FDISG acquired substantially all the assets of 440 Financial Group of Worcester, Inc.

     Prior to April 1, 1994, Keystone Custodian Funds, Inc. ("Keystone") and Keystone Investor Resource Center, Inc. served as administrator and transfer agent, respectively. Fee rates paid to Keystone and Keystone Investor Resource Center, Inc. were the same as those paid to FDISG.

     Each Portfolio has adopted a distribution plan (the "Plans") on behalf of the Investment Shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plans provide for payments to 440 Financial Distributors, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of First Data, of up to 0.25% of the average daily net assets of the Investment Shares of the Portfolios. Currently, the Short Term Bond Fund makes payments at the rate of only 0.15% the average daily net assets of its Investment Shares pursuant to its Plan.

     The Distributor acts as the exclusive distributor of the Trust's shares. Prior to March 31, 1995, the Distributor was an indirect wholly-owned subsidiary of State Mutual. Prior to April 1, 1994, Fiduciary Investment Company, Inc. acted as the distributor of the Trust's shares. Fee rates charged by the Distributor are the same as those charged by Fiduciary Investment Company, Inc.

     One trustee and certain officers of the Trust are also officers of the current Administrator and/or the Distributor. Such Trustee and officers receive no compensation from the Trust for serving in their respective roles.

     Expenses for the Trust include legal fees paid to Drinker Biddle & Reath. A partner of that firm serves as Secretary of the Trust.

     Bankers Trust Company acts as the Trust's custodian. Prior to October 25, 1995, the Trust's custodian was The Chase Manhattan Bank, N.A., a wholly-owned subsidiary of The Chase Manhattan Corporation.

4.   CLASS LEVEL EXPENSES

     Each of the Portfolios has established two classes of shares, Investment Shares and Institutional Shares. Each share in each Portfolio, regardless of

------------



  The Kent       NOTES TO FINANCIAL STATEMENTS
  Funds          (CONTINUED)
------------

class, represents an equal pro rata interest in a Portfolio and has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular Portfolio or class, in which case only shares of the affected Portfolio or class are entitled to vote. Each class may bear class specific expenses.

     Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under the Plans, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares. Shareholder services fees were borne by each of the Institutional and Investment Shares of each Portfolio for the year ended December 31, 1995, as follows:

                                    INSTITUTIONAL    INVESTMENT
                                    -------------    ----------
     Short Term Bond............     $   21,393        $   126
     Intermediate Bond..........         27,975            217
     Income.....................         12,077            112

5.   SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series. The Portfolios may issue more than one series of shares investing in portfolios of securities. The Trust currently issues thirteen series of shares with two separate classes in each series, Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of the Portfolios to a pro rata share in the net assets of the class of such series. Transactions in capital shares and distributions to shareholders are summarized below for each Portfolio.

TRANSACTIONS IN CAPITAL SHARES:

SHORT TERM BOND FUND

                                                            YEAR ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                 1994
                                                       ------------        ------------
               INSTITUTIONAL SHARES
Shares issued....................................        32,658,819          15,851,434
Reinvestment of distributions....................         1,085,057             771,379
Shares redeemed..................................       (21,120,973)        (23,863,316)
                                                       ------------        ------------
  Net increase (decrease)........................        12,622,903          (7,240,503)
                                                       ============        ============
                INVESTMENT SHARES
Shares issued....................................           106,935             119,293
Reinvestment of distributions....................             7,878               7,463
Shares redeemed..................................          (123,971)            (97,488)
                                                       ------------        ------------
  Net increase (decrease)........................            (9,158)             29,268
                                                       ============        ============

INTERMEDIATE BOND FUND

                                                            YEAR ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                1994
                                                       ------------        ------------
              INSTITUTIONAL SHARES
Shares issued....................................        24,970,345          75,319,421
Reinvestment of distributions....................         2,819,915           2,323,928
Shares redeemed..................................       (48,530,997)        (15,109,254)
                                                       ------------        ------------
  Net increase (decrease)........................       (20,740,737)         62,534,095
                                                       ============        ============
              INVESTMENT SHARES
Shares issued....................................           192,685             846,564
Reinvestment of distributions....................            33,253              35,142
Shares redeemed..................................          (536,288)           (382,089)
                                                       ------------        ------------
  Net increase (decrease)........................          (310,350)            499,617
                                                       ============        ============

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (continued)
------------
Income Fund

                                                              PERIOD ENDED
                                                           DECEMBER 31, 1995*
                                                           ------------------
             INSTITUTIONAL SHARES
Shares issued....................................              18,576,033
Reinvestment of distribution.....................                 116,628
Shares redeemed..................................              (7,066,321)
                                                             ------------
  Net increase (decrease)........................              11,626,340
                                                             ============
              INVESTMENT SHARES
Shares issued....................................                 187,592
Reinvestment of distributions....................                   6,743
Shares redeemed..................................                 (13,058)
                                                             ------------
  Net increase (decrease)........................                 181,277
                                                             ============

DISTRIBUTIONS TO SHAREHOLDERS:

SHORT TERM BOND FUND

                                                            YEAR ENDED DECEMBER 31,
                                                       --------------------------------
                                                           1995                1994
                                                       ------------        ------------
              INSTITUTIONAL SHARES
Net investment income............................      $ 16,005,158        $  9,664,647
In excess of net investment income...............                --              82,568
Net realized gains...............................                --                  --
                                                       ------------        ------------
  Total distributions............................      $ 16,005,158        $  9,747,215
                                                       ============        ============
               INVESTMENT SHARES
Net investment income............................      $     86,567        $     77,251
In excess of net investment income...............                --                 660
Net realized gains...............................                --                  --
                                                       ------------        ------------
  Total distributions............................      $     86,567        $     77,911
                                                       ============        ============

INTERMEDIATE BOND FUND

                                                             YEAR ENDED DECEMBER 31,
                                                       --------------------------------
                                                            1995                1994
                                                       ------------        ------------
            INSTITUTIONAL SHARES
Net investment income............................      $ 54,864,816        $ 41,463,810
In excess of net investment income...............                --             642,966
Net realized gains...............................                --             721,766
                                                       ------------        ------------
Total distributions..............................      $ 54,864,816        $ 42,828,542
                                                       ============        ============
              INVESTMENT SHARES
Net investment income............................      $    405,376        $    439,728
In excess of net investment income...............                --               6,819
Net realized gains...............................                --              10,774
                                                       ------------        ------------
Total distributions..............................      $    405,376        $    457,321
                                                       ============        ============

INCOME FUND

                                                              PERIOD ENDED
                                                           DECEMBER 31, 1995*
                                                           ------------------
             INSTITUTIONAL SHARES
Net investment income............................             $  6,835,136
In excess of net investment income...............                       --
Net realized gains...............................                1,002,058
                                                              ------------
  Total distributions............................             $  7,837,194
                                                              ============
              INVESTMENT SHARES
Net investment income............................             $     63,640
In excess of net investment income...............                       --
Net realized gains...............................                   15,724
                                                              ------------
  Total distributions............................             $     79,364
                                                              ============

----------------------------------------

* The Institutional Class of the Income Fund commenced operations on March 20, 1995.

  The Investment Class date of initial public investment was March 22, 1995.

------------



  The Kent       NOTES TO FINANCIAL STATEMENTS
  Funds          (CONTINUED)
------------

6. PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1995, were as follows:

                                                  PURCHASES
                                                  ---------
FUND                                  GOVERNMENT              OTHER
------------                        --------------        -------------
Short Term Bond.................   $  216,440,938        $ 115,845,352
Intermediate Bond...............    1,095,248,218          158,238,504
Income..........................      107,173,291           62,588,735

                                                   SALES
                                                   -----
FUND                                 GOVERNMENT              OTHER
------------                       --------------        -------------
Short Term Bond.................   $  146,673,379        $  49,166,150
Intermediate Bond...............    1,211,448,242          253,105,725
Income..........................       44,420,582           15,077,800

At December 31, 1995, aggregate gross unrealized appreciation in which there was an excess of value over tax cost and aggregate gross unrealized depreciation in which there was an excess of tax cost over value for all securities were as follows:

                                                TAX BASIS
                                                ---------
                                     UNREALIZED           UNREALIZED
FUND                                APPRECIATION         DEPRECIATION
------------                       --------------        -------------
Short Term Bond..................  $    4,475,373        $   (294,823)
Intermediate Bond................      18,095,300          (2,567,796)
Income...........................       9,135,555                  --

                                              NET UNREALIZED
                                               APPRECIATION
FUND                                          (DEPRECIATION)
------------                                  --------------
Short Term Bond..................              $  4,180,550
Intermediate Bond................                15,527,504
Income...........................                 9,135,555

As of December 31, 1995, the following Portfolios had capital loss carryforwards which will expire during the years indicated:

FUND                              2001             2002              2003
------------                      ----             ----              ----
Short Term Bond.............    $ 656,101       $ 3,015,994       $ 467,880

       Under current tax law, captial loss realized after October 31 may be referred and treated as occuring on the first day of the following fiscal year. The defferred loss for the Short Term Bond Fund of $118,256 will be treated as arising on the first day of the fiscal year ended December 31, 1996.

REPORT OF INDEPENDENT AUDITORS

The Trustees
The Kent Funds:

We have audited the accompanying statements of assets and liabilities (page 16) of The Kent Short Term Bond Fund (formerly The Kent Limited Maturity Bond Fund), The Kent Intermediate Bond Fund (formerly The Kent Fixed Income Bond Fund) and The Kent Income Fund, portfolios of The Kent Funds, including the portfolios of investments (pages 9 - 15), as of December 31, 1995, the related statements of operations for the year or period then ended (page 17), the statements of changes in net assets for each of the years or periods in the two-year period then ended (pages 18 - 19), and the financial highlights for Institutional and Investment shares for each of the years or periods in the four-year period then ended (pages 20 - 24). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund and The Kent Income Fund as of December 31, 1995, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with generally accepted accounting principles.

                                                KPMG Peat Marwick LLP

Boston, Massachusetts
February 9, 1996

                      This page left blank intentionally.

                              INVESTMENT ADVISER
                                 Old Kent Bank
                            Grand Rapids, MI 49503


                                  DISTRIBUTOR
                       440 Financial Distributors, Inc.
                          290 Donald Lynch Boulevard
                              Marlboro, MA 01752

This report is submitted for the general information of shareholders of The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund and The Kent Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the funds, which contains more information concerning the funds' investment policies, as well as fees and expenses and other pertinent information. Read the prospectus carefully before investing.

The performance indices used for comparison in this report, including the Lehman Brothers Government/Corporate Intermediate Bond Index, the Lehman Brothers 1-3 Year Government Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Long Government/Corporate Bond Index, the 91-Day Treasury Bill and the Consumer Price Index are unmanaged indices and do not include the effects of annual and operating expenses or sales charges experienced by the funds.

[FDIC SYMBOL APPEARS HERE]

       Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Old Kent Bank or any of its affiliates. Shares of the funds are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the funds, when redeemed may be worth more or less than their original cost. An investment in the funds involves investment risks, including the possible loss of principal.

                                                                   BULK RATE
                                                                   US POSTAGE
                                                                      PAID
                                                                PERMIT NO. 54201
[KENT FUNDS LOGO APPEARS HERE]                                     BOSTON, MA
4400 COMPUTER DRIVE
POBOX 5108
WESTBORO, MA 01581-5108


K-159  (12/95)